Assets held for sale (Details) - USD ($)		12 Months Ended
	Mar. 15, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SALE OF IDAHO-MARYLAND PROJECT
Selling Costs			$ (30,295)
Loss on sale			$ (16,351)
Idaho-Maryland [Member]
SALE OF IDAHO-MARYLAND PROJECT
Sale of property	$ 350,000
Selling Costs	(30,295)
Net Proceeds	319,705	$ 319,705
Cost of property	336,056
Loss on sale	$ (16,351)